Contingent Transactions	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Contingent Transactions
10.	CONTINGENT TRANSACTIONS
In order to meet specific financial needs of customers, the Bank’s credit policy also includes, among others, the granting of guarantees, securities, bonds, letters of credit and documentary credits. The Bank is also exposed to overdrafts and unused agreed credits on credit cards for the Bank´s customers. Since they imply a contingent obligation for the Bank, they expose the Bank to credit risks other than those recognized in statement of financial position and they are, therefore, an integral part of the total risk of the Bank.
As of December 31, 2019 and 2018, the Bank maintains the following maximum exposure to credit risk related to this kind of transactions:

	12/31/2019	12/31/2018
Undrawn commitments of credit cards and checking accounts	91,349,936	146,170,590
Guarantees granted	1,719,015	1,447,525
Overdraft and unused agreed commitments	1,052,364	975,725
Letters of credit	446,470	395,017

Total (1)	94,567,785	148,988,857

(1)
It includes high grade credit risk exposures in stage 1. During 2019 and 2018, there were no transfers between stages. The related ECL as of December 31, 2019 and 2018 amount to 17,273 and 16,506 as disclosed in note 22.

Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy described in note 51.